Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Property and Equipment, Net

Depreciable lives by major classification generally are as follows:

Useful life
Computers and other hardware	5-8 years
Vehicles and other fixed assets (excluding computers)	2-10 years
Office, furniture, and equipment	2-10 years
Leasehold improvements - shorter of lease term of estimated useful life	2-10 years

Schedule of Intangible Assets, Net Useful Lives
Useful life
Internally developed software	3 years

Schedule of Long-lived Assets, Based on Geographic Region

The Company holds long-lived assets in two countries worldwide. The table below presents the breakdown of the Company’s long-lived assets, based on geographic region (in thousands).

	Long lived assets as of
	December 31,	December 31,
	2025	2024
Nepal	$247	$286
United States	264	249
Total long-lived assets	$511	$535